Basis of preparation and significant accounting policies (Details) € in Millions	12 Months Ended
	Mar. 31, 2019 EUR (€) aircraft	Mar. 31, 2018 EUR (€) aircraft	Mar. 31, 2017 EUR (€) aircraft	Apr. 01, 2019 EUR (€)	Apr. 01, 2018 EUR (€)	Mar. 31, 2016 EUR (€)
Property, plant and equipment long-lived assets	€ 9,029.6	€ 8,123.4	€ 7,213.8
Number of aircraft | aircraft	471
Retained earnings	€ 4,181.9	4,077.9	3,456.8
Ancillary revenues	2,436.3	2,017.0	1,779.6
Liabilities	8,035.8	7,892.9	7,566.7
Equity	5,214.9	4,468.9	4,423.0			€ 3,596.8
Adjustment on initial application of IFRS 15
Retained earnings					€ (249.0)
Deferred revenue	287.0
Ancillary revenues	(38.0)
Adjustment on initial application of IFRS 16
Non-current assets				€ 130.0
Liabilities				140.0
Equity				€ (10.0)
Hangar and Buildings
Property, plant and equipment long-lived assets	52.0	53.2	49.2
Plant and equipment (excluding aircraft)
Property, plant and equipment long-lived assets	49.7	7.8	7.1
Fixtures and Fittings
Property, plant and equipment long-lived assets	14.8	9.4	10.0
Motor vehicles
Property, plant and equipment long-lived assets	0.6	0.8	1.0
Aircraft
Property, plant and equipment long-lived assets	€ 8,912.5	€ 8,052.2	€ 7,146.5
Percentage of recoverable amount of aircraft residual values of current market value of new aircraft	15.00%
Useful life	23 years
Number of aircraft | aircraft	144	153	174
Operating lease term	7 years
Boeing 737-800s
Percentage of recoverable amount of aircraft residual values of current market value of new aircraft	15.00%
Useful life	23 years
Number of aircraft | aircraft	429
Aircraft under operating lease | Adjustment on initial application of IFRS 16
Number of aircraft | aircraft	26
Airbus A320 under operating lease
Number of aircraft | aircraft	16
Minimum | Aircraft
Amortization period	8 years
Maximum | Aircraft
Amortization period	12 years